COMMITMENTS AND CONTINGENCIES, Business Combination Agreement (Q1) (Details) $ in Millions		3 Months Ended	6 Months Ended
	Sep. 14, 2020	Mar. 31, 2021 USD ($)	Dec. 31, 2020
Business Combination Agreement [Abstract]
Stock conversion basis at time of business combination	1	1	1
Cash payment to option holders in lieu of assumption of a portion of vested options		$ 10